LOANS RECEIVABLE, NET - Loans receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LOANS RECEIVABLE, NET
Loans receivable	¥ 31,946,604	¥ 29,373,923
Less allowance for loan losses	(2,694,427)	(1,871,431)	¥ (1,457,419)	¥ (948,893)
Loans receivable, net	29,252,177	27,502,492
Accrued interest receivable	311,226	275,557
Allowance for loan receivable	¥ 26,249	¥ 17,556